ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage of legal ownership by Renren Inc

As of December 31, 2020, Renren Inc.'s major subsidiaries, VIEs and VIEs' subsidiaries are as follows:

	Later of date		Percentage of
	of incorporation	Place of	legal ownership	Principal
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	activities
Subsidiaries:
Chime Technologies, Inc.(“Chime”)	September 7, 2012	USA	100%	SaaS business
Trucker Path, Inc. (“Trucker Path”)	December 28, 2017	USA	100%	Internet business
Lucrativ Inc.	January 22, 2018	USA	100%	SaaS business
Lofty US, Inc.	December 21, 2018	USA	100%	SaaS business
Renren Giantly Philippines Inc.	March, 2018	Philippines	100%	SaaS business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. ("Qianxiang Shiji")	March 21, 2005	PRC	100%	Investment holding

Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. ("Qianxiang Tiancheng")	October 28, 2002	PRC	N/A	Internet business

Subsidiaries of Variable Interest Entities:
Beijing Qianxiang Wangjing Technology Development Co., Ltd. ("Qianxiang Wangjing")	November 11, 2008	PRC	N/A	Internet business

Schedule of consolidated financial information

	As of December 31,
	2019	2020

Cash and cash equivalents	$264	$955
Short-term investment	1,436	—
Accounts receivable, net	218	175
Prepaid expenses and other current assets	1,537	647
Amounts due from related parties	688	764

Total current assets	4,143	2,541

Property and equipment, net	183	178
Long-term investments	1,799	41,794
Goodwill	—	—
Amount due from a related party - non-current	40,000	—
Restricted cash – non-current	358	—
Right-of-use assets	1,122	659
Other non-current assets	660	76

Total non-current assets	44,122	42,707

Total assets	$48,265	$45,248

Accounts payable	$413	$299
Short-term debt (including short-term debt of the consolidated VIEs with recourse to Renren Inc. of $7,900 as of December 31, 2019)	3,447	—
Accrued expenses and other current liabilities	7,467	6,409
Operating lease liabilities - current	217	341
Payable to investors	14	15
Amounts due to related parties	774	690
Deferred revenue	15	16
Income tax payable	4,647	3,321

Total current liabilities	16,994	11,091

Operating lease liabilities - non-current	—	256

Total non-current liabilities	—	256

Total liabilities	$16,994	$11,347

	Years ended December 31,
	2018	2019	2020
Revenues	$57,896	$6,581	$433
(Loss) income from continuing operations	$(43,743)	$(31,953)	$1,874
Loss from discontinued operations	$(4,626)	$—	$—

	Years ended December 31,
	2018	2019	2020
Net cash (used in) provided by operating activities	$(5,970)	$(1,170)	$2,031
Net cash (used in) provided by investing activities	$(1,461)	$8,735	$1,566
Net cash provided by (used in) financing activities	$4,825	$(10,340)	$(3,088)